Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash and cash equivalents	$ 600,000		$ 600,000		$ 1,052,000	$ 10,384,000
Net loss	(2,115,000)	$ (3,199,000)	(7,141,000)	$ (12,706,000)	(16,078,000)	(13,868,000)
Accumulated deficit	$ (114,748,000)		(114,748,000)		(107,607,000)	(91,529,000)
Outstanding debt commitments					0
Depreciation expense			$ 34,000	$ 66,000	$ 82,000	$ 88,000
Computer and office equipment
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Furniture and fixtures
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Property, Plant and Equipment, Useful Life					7 years
Scientific equipment
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Property, Plant and Equipment, Useful Life					7 years
Employee Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from EPS			96,389	43,383	43,383	32,871
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from EPS			4,421,679	234,688	190,063	60,027
Jp Morgan Chase Bank
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Deposits ensured by FDIC					$ 250,000
Deposits not insured by FDIC					$ 800,000	$ 10,100,000
Cash and cash equivalents						$ 10,400,000